Expense Example - Rayliant Wilshire NxtGen International Equity ETF - Rayliant Wilshire NxtGen International Equity ETF Shares	Jan. 22, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 43
Expense Example, with Redemption, 3 Years	$ 135